Financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments [Line Items]
Other non-current financial assets	$ 51,925	$ 8,778
Other current financial assets	348,069	505,490
Hedging assets [Member]
Financial instruments [Line Items]
Other non-current financial assets	37,276	3,918
Other current financial assets	0	17,270
Financial assets at amortised cost, category [member]
Financial instruments [Line Items]
Other non-current financial assets	80	75
Other current financial assets	345,459	485,689
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Financial instruments [Line Items]
Other current financial assets	2,610	2,531
Financial assets measured at fair value through other comprehensive income, category [member]
Financial instruments [Line Items]
Other non-current financial assets	$ 14,569	$ 4,785